2015 AND 2014 QUARTERLY RESULTS OF OPERATIONS (Schedule of Quarterly Financial Information) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended																	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015		Sep. 30, 2015		Jun. 30, 2015		Mar. 31, 2015		Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Quarterly Financial Information [Line Items]
Shipping revenues	$ 243,756	$ 243,725		$ 241,752		$ 245,487		$ 233,542		$ 216,928		$ 206,283		$ 241,777		$ 292,446		$ 964,506	$ 957,434	$ 1,015,996
Gain/(loss) on disposal of vessels, including impairments	157	(7)		3,185				1,073		6,298		2,753		4		1,477		4,251	10,532	(365,257)
Income/(loss) from vessel operations	74,548	61,495		74,213		80,457		65,132		47,476		14,525		(1,529)		34,630		281,297	95,102	(367,198)
Interest expense	(22,659)	(26,644)		(29,191)		(28,931)		(28,569)		(28,746)	[1]	(29,111)	[1]	(174,511)	[1]	(123)	[1]	(113,335)	(232,491)	(350)
Reorganization items, net	17,910	(1,708)		(1,420)		(1,437)		(3,487)		(6,338)		(49,756)		(86,123)		(29,256)		(8,052)	(171,473)	(327,170)
Income tax benefit/(provision)	(33,239)	(13,656)	[2]	120,737	[2]	(3,529)	[2]	(2,660)	[2]	2,179	[3]	63,544	[3]	50,414	[3]	(1,329)	[3]	100,892	114,808	14,745
Net income/(loss)	50,739	9,267		173,354		58,438		42,901		26,530		10,614		(201,967)		12,550		283,960	(152,273)	(638,230)
Deferred tax liabilities, gross		352,553								314,680								352,553	314,680
Income tax expense (benefit)	33,239	$ 13,656	[2]	$ (120,737)	[2]	$ 3,529	[2]	2,660	[2]	$ (2,179)	[3]	$ (63,544)	[3]	$ (50,414)	[3]	$ 1,329	[3]	(100,892)	(114,808)	(14,745)
Impairment of long-lived assets held-for-use																				366,439
Goodwill and other intangibles write-down																				16,214
Comprehensive Income	$ 44,129							$ 39,821										$ 293,879	$ (166,309)	$ (593,793)
Common Stock [Member]
Quarterly Financial Information [Line Items]
Basic and Diluted net income (in dollars per share)														$ (6.61)		$ 0.41
Common Class A and Class B [Member]
Quarterly Financial Information [Line Items]
Basic and Diluted net income (in dollars per share)		$ 0.10	[4],[5]	$ 1.79	[4],[5]	$ 0.60	[4],[5]	$ 0.44	[4],[5]	$ 0.27	[6],[7]	$ 0.15	[6],[7]					$ 2.93	$ (2.64)
Scenario, Adjustment [Member]
Quarterly Financial Information [Line Items]
Income tax benefit/(provision)												$ 55,602
Income tax expense (benefit)												$ (55,602)
Unsecured Revolving Credit Facility [Member]
Quarterly Financial Information [Line Items]
Interest expense														$ (73,637)
Unsecured Senior Notes [Member]
Quarterly Financial Information [Line Items]
Interest expense														$ (73,660)
Internal Revenue Service (IRS) [Member]
Quarterly Financial Information [Line Items]
Income tax benefit/(provision)																		$ (150,073)
Income tax expense (benefit)																		$ 150,073
Excess investment for financial reporting purposes tax basis, tax				$ 30,997

[1]	Interest expense of $73,637 for the Unsecured Revolving Credit Facility and interest expense of $73,660 for the Unsecured Senior Notes relating to post-petition contractual interest (which includes default interest) were recorded in the second quarter.
[2]	As discussed in Note 13, "Taxes," the Company recorded income tax benefits of $120,737 in the third quarter due to a benefit of $150,073 as a result of the Pre-Filing Agreement with the IRS, offset by a tax expense of $30,997 attributable to the excess of the Company's investment in OIN for financial reporting purposes over the tax basis of such investment as of September 30, 2015.
[3]	As discussed in Note 13, "Taxes," there was an income tax benefit for the year ended December 31, 2014 due to a) a change in the mix of U.S. and foreign income and losses, primarily occurring in the second quarter and b) the Company released its deferred tax liability for undistributed earnings of its foreign subsidiaries attributable to the excess of the $1,500,000 facility limit over the cumulative potential deemed dividends arising from drawdowns by OSG under such facility and recorded an income tax benefit of $55,602 in the third quarter.
[4]	The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended March 31, 2015, June 30, 2015 and September 30, 2015 have been revised from that previously reported in the Quarterly Reports on Form 10-Q for the respective periods to reflect the effect of a stock dividend that was approved by the Board in the fourth quarter of 2015.The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015 have been recast from those previously reported in the Annual Report on Form 10-K for 2015 to reflect the effect of the reverse stock split approved by the Board in June 2016.
[5]	The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended March 31, 2015, June 30, 2015, September 30, 2015 and December 31, 2015 have been recast from those previously reported in the Annual Report on Form 10-K for 2015 to reflect the effect of the reverse stock split approved by the Board in June 2016.
[6]	The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended September 30, 2014 and December 31, 2014 have been recast from those previously reported in the Annual Report on Form 10-K for 2015 to reflect the effect of the reverse stock split that was approved by the Board in June 2016.
[7]	The quarterly basic and diluted net income/(loss) per share amounts included in the table above for the quarters ended September 30, 2014 and December 31, 2014 have been revised from that previously reported in the Quarterly Reports on Form 10-Q for the respective periods to reflect the effect of a stock dividend that was approved by the Board in the fourth quarter of 2015. The quarterly basic and diluted net income per share amounts included in the table above for the quarters ended September 30, 2014 and December 31, 2014 have been recast from those previously reported in the Annual Report on Form 10-K for 2015 to reflect the effect of the reverse stock split that was approved by the Board in June 2016.